Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance, value at Jan. 20, 2021
Balance, shares at Jan. 20, 2021
Issuance of Common Shares, net of issuance costs		$ 1,478,582				1,478,582
Issuance of 10,030,110 Common Shares, net of issuance costs of $138,256 (Note 1), shares		1,003,012
Foreign currency translation adjustment loss, net of provision for income taxes					(35,998)	(35,998)
Share-based compensation related to grants of stock options			355,334			355,334
Net loss				(2,921,325)		(2,921,325)
Issuance of Common Shares in exchange for cash (Note 1)		$ 90				90
Issuance of Common Shares in exchange for cash (Note 1), shares		2,800,000
Issuance of Common Shares as part of the Plan of Merger (Note 1)		$ 359,505	(359,505)
Issuance of Common Shares as part of the Plan of Merger (Note 1), shares		1,000,000
Issuance of Common Shares, net of issuance costs		$ 2,519,766	199,672			2,719,438
Issuance of 10,012,418 Units, net of issuance costs of $62,155 (Note 1), shares		1,001,242
Balance, value at Dec. 31, 2021		$ 4,357,943	195,501	(2,921,325)	(35,998)	1,596,121
Balance, shares at Dec. 31, 2021		5,804,254
Issuance of Common Shares, net of issuance costs		$ 974,435				974,435
Issuance of 10,030,110 Common Shares, net of issuance costs of $138,256 (Note 1), shares		196,400
Issuance of Common Shares, net of issuance costs of $70		$ 890,430				890,430
Issuance of Common Shares, net of issuance costs, shares		178,100
Issuance of Common Shares – accounts payable conversion		$ 50,000				50,000
Issuance of Common Shares Accounts payable conversion, shares		10,000
Issuance of Common Shares, net of issuance costs of $4,547		$ 808,453				808,453
Issuance of Common Shares, net of issuance costs, shares		162,600
Foreign currency translation adjustment loss, net of provision for income taxes					63,832	63,832
Share-based compensation related to grants of stock options			498,450			498,450
Net loss				(5,393,096)		(5,393,096)
Balance, value at Dec. 31, 2022		$ 7,081,261	$ 693,951	$ (8,314,421)	$ 27,834	$ (511,375)
Balance, shares at Dec. 31, 2022		6,351,354